Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Current assets:
Cash and cash equivalents	$ 352,204	$ 6,950,879	$ 7,071,251
Accounts receivable:
Other accounts receivable, net	24,244	478,467	427,403
Recoverable value added tax and others	20,292	400,464	342,348
Recoverable income tax	28,900	570,361	192,967
Inventories	14,940	294,850	243,884
Prepaid expenses and other current assets	38,900	767,713	1,562,526
Financial instruments	25,204	497,403	543,528
Guarantee deposits	68,552	1,352,893	1,167,209
Total current assets	573,236	11,313,030	11,551,116
Non-current assets:
Rotable spare parts, furniture and equipment, net	221,718	4,375,697	2,525,008
Intangible assets, net	9,649	190,420	114,041
Financial instruments			324,281
Deferred income taxes	28,499	562,445	559,083
Guarantee deposits	309,001	6,098,252	6,559,878
Other assets	6,406	126,423	148,364
Total non-current assets	575,273	11,353,237	10,230,655
Total assets	1,148,509	22,666,267	21,781,771
Short-term liabilities:
Unearned transportation revenue	109,531	2,161,636	2,153,567
Suppliers	54,594	1,077,438	861,805
Related parties	2,074	40,931	65,022
Accrued liabilities	103,924	2,050,973	1,785,439
Other taxes and fees payable	63,097	1,245,247	1,476,242
Income taxes payable	5,639	111,292	196,242
Financial instruments			14,144
Financial debt	121,789	2,403,562	1,051,237
Other liabilities	14,225	280,744	284,200
Total short-term liabilities	474,873	9,371,823	7,887,898
Long-term liabilities:
Financial debt	54,681	1,079,152	943,046
Accrued liabilities	10,126	199,848	169,808
Other liabilities	10,980	216,702	136,555
Employee benefits	977	19,289	13,438
Deferred income taxes	81,901	1,616,282	1,836,950
Total long-term liabilities	158,665	3,131,273	3,099,797
Total liabilities	633,538	12,503,096	10,987,695
Equity:
Capital stock	150,671	2,973,559	2,973,559
Treasury shares	(4,309)	(85,034)	(83,365)
Contributions for future capital increases		1	1
Legal reserve	14,754	291,178	38,250
Additional paid-in capital	91,436	1,804,528	1,800,613
Retained earnings	257,408	5,080,049	5,927,576
Accumulated other comprehensive income	5,011	98,890	137,442
Total equity	514,971	10,163,171	10,794,076
Total liabilities and equity	$ 1,148,509	$ 22,666,267	$ 21,781,771